Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2021 Inducement Plan Ordinary Shares, $0.01 nominal value
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	10.77
Maximum Aggregate Offering Price	$ 5,385,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 824.44
Offering Note	(a) In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued under the 2021 Inducement Plan (the "Inducement Plan") to prevent dilution resulting from stock splits, stock dividends or similar transactions. (b) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act and based upon the average of the high and low sale prices of the Registrant's Ordinary Shares as reported on the Nasdaq Global Select Market on August 1, 2025. (c) Consists of an additional 500,000 Ordinary Shares, $0.01 nominal value each, of Avadel Pharmaceuticals plc (the "Registrant") issuable under the Inducement Plan, pursuant to the terms of the Inducement Plan. Shares available for issuance under the Inducement Plan were previously registered on the registration statement on Form S-8 filed with the Securities and Exchange Commission on March 16, 2022 (File No. 333-263620).